Issued Capital (Details) - Schedule of Ordinary Share Capital - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Ordinary Share Capital [Line Items]
Balance, shares	20,524,754	9,329,420	6,513,671
Balance (in Dollars)	$ 65,464,091	$ 35,970,373	$ 23,784,959
Issuance of shares for execution of share options, shares		2,200,000
Issuance of shares for execution of share options (in Dollars)		$ 3,498,000
Issuance of shares on conversion of debts, shares	240,000	1,172,563
Issuance of shares on conversion of debts (in Dollars)	$ 600,000	$ 3,444,872
Issue of shares for services, shares	661,450		20,512
Issue of shares for services (in Dollars)	$ 348,485		$ 74,100
Issuance of shares for cash, shares	299,998	7,822,771	2,795,237
Issuance of shares for cash (in Dollars)	$ 90,000	$ 22,550,846	$ 12,160,400
Total issue of shares prior to share consolidation (in Dollars)	$ 1,587,043	22,550,846	12,111,314
1 for 10 share consolidation of our fully paid ordinary, shares	(19,337,701)
Total issue of shares post share consolidation (in Dollars)	$ 1,587,043	$ 22,550,846	$ 12,111,314
Issuance of shares on acquisition of subsidiaries, shares	300,000
Issuance of shares on acquisition of subsidiaries (in Dollars)	$ 750,000
Legal expenses in respect of issuance of debts, shares
Legal expenses in respect of issuance of debts (in Dollars)			$ (49,086)
Balance, shares	3,410,434	20,524,754	9,329,420
Balance (in Dollars)	$ 68,977,851	$ 65,464,091	$ 35,970,373
Ordinary Share Capital [Member]
Schedule of Ordinary Share Capital [Line Items]
Issue of shares for services, shares	114,116
Issue of shares for services (in Dollars)	$ 228,232
Issuance of shares for cash, shares	607,817
Issuance of shares for cash (in Dollars)	$ 1,497,043
Total issue of shares prior to share consolidation, shares	21,486,202
Total issue of shares prior to share consolidation (in Dollars)	$ 65,902,576
Total issue of shares post share consolidation, shares	2,148,501
Total issue of shares post share consolidation (in Dollars)	$ 65,902,576